Deferred Tax Assets and Liabilities - Recognized Deferred Tax Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 2,181,426	₺ 1,355,603
Offsetting	(1,344,818)	(1,166,261)
Net deferred tax assets	836,608	189,342
Deferred tax liabilities	(2,682,649)	(2,331,891)
Offsetting	1,344,818	1,166,261
Net deferred tax liabilities	(1,337,831)	(1,165,630)
Net deferred tax asset/(liabilities)	(501,223)	(976,288)	₺ (709,628)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	123,871	145,242
Deferred tax liabilities	(2,117,594)	(1,915,567)
Net deferred tax asset/(liabilities)	(1,993,723)	(1,770,325)
Investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		32,926
Net deferred tax asset/(liabilities)		32,926
Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,177	24,303
Deferred tax liabilities	(407,740)	(349,797)
Net deferred tax asset/(liabilities)	(380,563)	(325,494)
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	258,675	167,589
Deferred tax liabilities	(1,362)	(36,289)
Net deferred tax asset/(liabilities)	257,313	131,300
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26,511	81,558
Deferred tax liabilities	(149,827)	(14,823)
Net deferred tax asset/(liabilities)	(123,316)	66,735
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,101,043	258,040
Deferred tax liabilities	(3,254)
Net deferred tax asset/(liabilities)	1,097,789	258,040
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,158	59,176
Net deferred tax asset/(liabilities)	5,158	59,176
Other assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	638,991	586,769
Deferred tax liabilities	(2,872)	(15,415)
Net deferred tax asset/(liabilities)	₺ 636,119	₺ 571,354